Schedule of investments
Delaware Small Cap Core Fund	August 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.66%
Basic Materials — 7.06%
Balchem	73,138	$ 10,275,889
Boise Cascade	950,213	103,924,796
Huntsman	1,151,054	32,079,875
Kaiser Aluminum	556,492	42,248,873
Minerals Technologies	1,438,310	87,880,741
Quaker Chemical	268,270	47,612,559
Summit Materials Class A †	2,897,021	108,377,556
Worthington Industries	1,095,678	82,471,683
		514,871,972
Business Services — 3.57%
ABM Industries	1,420,790	64,532,282
ASGN †	965,545	79,329,177
BrightView Holdings †	2,687,290	22,250,761
Casella Waste Systems Class A †	864,498	68,096,507
WillScot Mobile Mini Holdings †	635,631	26,073,584
		260,282,311
Capital Goods — 9.94%
Ameresco Class A †	920,898	40,049,854
Applied Industrial Technologies	697,620	107,691,599
Barnes Group	602,875	23,692,988
Chart Industries †	258,609	46,699,613
Coherent †	555,206	20,892,402
Columbus McKinnon	1,314,236	49,507,270
ESCO Technologies	419,353	44,874,965
Federal Signal	1,885,727	114,935,061
Kadant	357,789	78,620,555
KBR	598,742	36,834,608
MYR Group †	559,732	79,521,125
WESCO International	155,770	25,211,374
Zurn Elkay Water Solutions	1,898,424	56,231,319
		724,762,733
Communications Services — 0.29%
ATN International	595,934	21,376,153
		21,376,153
Consumer Discretionary — 2.58%
Hibbett	471,146	21,818,771
Malibu Boats Class A †	1,073,396	52,124,110
Sonic Automotive Class A	467,252	24,913,877
NQ- NS [0823] 1023 (3151872)    1

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Steven Madden	2,585,106	$ 89,186,157
		188,042,915
Consumer Services — 2.12%
Brinker International †	762,824	24,967,230
Chuy's Holdings †	777,433	29,620,197
Jack in the Box	357,431	28,726,730
Texas Roadhouse	640,291	66,654,293
Wendy's	238,490	4,719,717
		154,688,167
Consumer Staples — 3.43%
Helen of Troy †	344,342	42,326,518
J & J Snack Foods	534,061	86,587,310
Prestige Consumer Healthcare †	1,679,696	97,976,668
YETI Holdings †	468,697	23,411,415
		250,301,911
Credit Cyclicals — 3.67%
Dana	2,974,485	47,918,953
KB Home	1,383,376	70,275,501
La-Z-Boy	1,353,041	41,741,315
Taylor Morrison Home †	2,265,718	107,395,033
		267,330,802
Energy — 6.13%
Earthstone Energy Class A †	2,453,066	49,993,485
Magnolia Oil & Gas Class A	1,907,684	43,495,195
NexTier Oilfield Solutions †	5,216,441	55,346,439
Patterson-UTI Energy	6,870,633	97,150,751
Permian Resources	6,547,484	92,843,323
SM Energy	1,219,200	51,584,352
Southwestern Energy †	8,397,227	56,933,199
		447,346,744
Financials — 14.08%
BRP Group Class A †	1,912,218	50,845,877
City Holding	440,288	40,224,712
Enterprise Financial Services	685,065	26,518,866
Essent Group	1,559,171	78,301,568
First Bancorp	1,007,493	29,862,093
First Financial Bancorp	1,799,098	37,385,256
First Interstate BancSystem Class A	1,650,271	42,758,522
Focus Financial Partners Class A †	273,804	14,511,612
2    NQ- NS [0823] 1023 (3151872)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Hamilton Lane Class A	932,361	$ 86,513,777
Independent Bank	699,869	37,806,923
Independent Bank Group	606,917	25,611,897
NMI Holdings Class A †	3,067,153	87,781,919
Old National Bancorp	4,185,950	63,877,597
Pacific Premier Bancorp	1,631,707	37,561,895
PJT Partners Class A	503,705	39,787,658
Selective Insurance Group	1,029,328	102,119,631
SouthState	675,095	48,809,368
United Community Banks	1,680,717	45,379,359
Valley National Bancorp	4,830,364	44,342,741
WesBanco	1,439,477	36,505,137
WSFS Financial	1,292,963	50,813,446
		1,027,319,854
Healthcare — 16.09%
Agios Pharmaceuticals †	1,530,639	41,985,428
Amicus Therapeutics †	5,321,992	68,227,938
Apellis Pharmaceuticals †	753,839	31,819,544
Artivion †	2,341,597	39,619,821
AtriCure †	1,179,928	53,273,749
Azenta †	771,683	43,546,072
Blueprint Medicines †	1,159,821	57,828,675
CONMED	579,403	64,580,258
Halozyme Therapeutics †	1,803,318	76,749,214
Insmed †	2,614,501	57,231,427
Inspire Medical Systems †	132,770	30,122,858
Intra-Cellular Therapies †	897,916	49,852,296
Lantheus Holdings †	760,884	52,074,901
Ligand Pharmaceuticals †	669,881	44,058,073
Merit Medical Systems †	1,043,412	68,113,935
NeoGenomics †	2,228,818	33,499,135
OmniAb †	2,968,868	17,219,434
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	604,281	34,359,418
Pacific Biosciences of California †	3,454,473	38,966,455
PTC Therapeutics †	1,339,220	52,899,190
Shockwave Medical †	178,532	39,346,668
Supernus Pharmaceuticals †	2,040,618	64,973,277
TransMedics Group †	962,333	63,157,915
NQ- NS [0823] 1023 (3151872)    3

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Travere Therapeutics †	3,483,957	$ 49,750,906
		1,173,256,587
Media — 0.59%
IMAX †	2,259,574	43,225,651
		43,225,651
Real Estate Investment Trusts — 6.61%
Armada Hoffler Properties	2,924,056	33,304,998
DiamondRock Hospitality	5,484,512	44,205,167
Four Corners Property Trust	2,049,200	51,557,872
Independence Realty Trust	3,850,174	64,798,428
Kite Realty Group Trust	3,462,695	78,153,026
LXP Industrial Trust	5,164,311	50,713,534
Pebblebrook Hotel Trust	2,567,670	37,154,185
Phillips Edison & Co.	1,262,402	42,744,932
Physicians Realty Trust	4,205,330	58,496,140
RPT Realty	1,868,501	21,188,801
		482,317,083
Technology — 15.36%
Atkore †	248,354	38,239,065
Box Class A †	1,966,051	52,061,031
ExlService Holdings †	2,852,871	83,389,419
Ichor Holdings †	1,060,969	38,863,294
Instructure Holdings †	1,512,278	39,183,123
MACOM Technology Solutions Holdings †	729,517	61,687,958
MaxLinear †	1,831,856	43,048,616
Progress Software	656,393	39,934,950
Q2 Holdings †	1,635,317	56,271,258
Rapid7 †	1,121,062	56,490,314
Regal Rexnord	195,726	31,744,800
Semtech †	1,526,943	39,929,559
Silicon Laboratories †	527,343	71,117,477
Sprout Social Class A †	842,911	45,129,455
SPS Commerce †	398,819	74,232,181
Varonis Systems †	2,008,180	64,121,187
Verint Systems †	1,474,705	47,765,695
WNS Holdings ADR †	844,891	55,213,627
Workiva †	526,497	58,888,689
Yelp †	1,460,955	62,601,922
Ziff Davis †	911,909	60,778,735
		1,120,692,355
4    NQ- NS [0823] 1023 (3151872)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation — 3.26%
Allegiant Travel	381,015	$ 33,849,373
ArcBest	65,663	6,933,356
Hub Group Class A †	988,703	77,158,382
Sun Country Airlines Holdings †	3,092,870	46,052,834
Werner Enterprises	1,778,743	74,013,496
		238,007,441
Utilities — 1.88%
Black Hills	702,480	38,636,400
NorthWestern	942,482	47,501,093
Spire	875,269	51,124,462
		137,261,955
Total Common Stocks (cost $6,105,995,529)		7,051,084,634

Short-Term Investments — 3.70%
Money Market Mutual Funds — 3.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	67,419,587	67,419,587
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	67,419,586	67,419,586
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.36%)	67,419,586	67,419,586
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	67,419,587	67,419,587
Total Short-Term Investments (cost $269,678,346)		269,678,346
Total Value of Securities—100.36% (cost $6,375,673,875)		7,320,762,980

Liabilities Net of Receivables and Other Assets—(0.36%)		(26,427,570)
Net Assets Applicable to 270,122,499 Shares Outstanding—100.00%		$7,294,335,410
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- NS [0823] 1023 (3151872)    5